Going Concern (FY)	4 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Going Concern [Abstract]
Going Concern

Note 2 – Going Concern

Going Concern Evaluation

In connection with preparing consolidated financial statements for the transition period ended December 31, 2018, management evaluated whether there were conditions and events, considered in the aggregate, that raised substantial doubt about the Company’s ability to continue as a going concern within one year from the date that the financial statements are issued.

The Company considered the following:

● Net loss of $4,412,858 for the transition period ended December 31, 2018.

● At December 31, 2018, the Company had an accumulated deficit of $10,472,149.

● At December 31, 2018, the Company had working capital deficit of $7,330,882.

Ordinarily, conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern relate to the entity’s ability to meet its obligations as they become due.

The Company evaluated its ability to meet its obligations as they become due within one year from the date that the financial statements are issued by considering the following:

On April 25, 2019, the Company entered into Subscription Agreements with accredited investors for the sale by the Company in a private placement (the “Private Placement”) of (i) 4,946,640 shares of the Company’s common stock at a purchase price of $3.00 per share and (ii) warrants to purchase up to 4,946,640 shares of Common Stock, exercisable at any time after issuance at an exercise price equal to $4.25 per share, subject to adjustments as provided under the terms of the warrants. The warrants are exercisable for 24 months from the initial issue date. On May 6, 2019, the Company closed the Private Placement. At the closing of the Private Placement, the Company issued 5,744,991 shares of its Common Stock at a purchase price of $3.00 per share and warrants to purchase up to 5,744,991 shares of its Common Stock at an exercise price of $4.25 per share (the “Warrants”). The Warrants are exercisable for 24 months from the Closing. The aggregate gross proceeds for the Private Placement were approximately $17.2 million.

On May 6, 2019, the Company entered into a Loan Agreement (the “Loan Agreement”) by and between the Company and Franklin Synergy Bank, a Tennessee banking corporation (the “Lender”), pursuant to which, at the Company’s option and subject to the occurrence of the certain funding conditions, the Lender is obligated to provide advances to the Company in an aggregate amount less than or equal to $6,200,000 (the “Loan”).

On May 6, 2019, the Company completed the acquisition of (i) Bona Vida, Inc. in accordance with the terms of the Agreement and Plan of Merger, dated as of February 28, 2019, by and among the Company, BCC Merger Sub, Inc. (“Merger Sub”), and Bona Vida, Inc., as amended by Amendment No. 1 thereto made and entered into as of May 3, 2019, pursuant to which Merger Sub merged with and into Bona Vida, with Bona Vida surviving as a wholly owned subsidiary of the Company and (ii) TruPet LLC in accordance with the terms of the Securities Exchange Agreement, dated as of February 2, 2019, by and between the Company and TruPet LLC, as amended by Amendment No. 1 thereto made and entered into as of May 6, 2019, pursuant to which the Company agreed to acquire 93.3% of the outstanding TruPet membership interests with TruPet remaining as a wholly-owned subsidiary of the Company (the “Acquisitions”). Following the completion of the Acquisitions, the business conducted by the Company became primarily the businesses conducted by TruPet and Bona Vida, which is as an online seller of pet foods, pet nutritional products and related pet supplies and as an emerging hemp-based CBD platform focused on developing a portfolio of brand and product verticals within the animal health and wellness space, respectively.

Under the terms of the Bona Vida Merger Agreement, the Company issued 18,003,273 shares of its common stock, par value $0.001 per share (“Common Stock”), to Bona Vida’s stockholders for all shares of Bona Vida’s common stock outstanding immediately prior to the Bona Vida Acquisition. The Company also offered to purchase each warrant held by Bona Vida warrant holders for CAD $0.75 per share, with any outstanding warrants at closing being cancelled. Under the terms of the TruPet Merger Agreement, the Company issued 15,027,533 shares of its Common Stock to TruPet’s members for 93.3% of the issued and outstanding membership interests of TruPet outstanding immediately prior to the TruPet Acquisition.

Following the completion of the Acquisitions, the business conducted by the Company became primarily the businesses conducted by TruPet and Bona Vida, which is as an online seller of pet foods, pet nutritional products and related pet supplies and as an emerging hemp-based CBD platform focused on developing a portfolio of brand and product verticals within the animal health and wellness space, respectively.

Management concluded that above factors alleviates doubts about the Company’s ability to generate enough cash from operations and other available sources to satisfy its obligations for the next twelve months from the issuance date.

The Company will take the following actions if it starts to trend unfavorably to its internal profitability and cash flow projections, in order to mitigate conditions or events that would raise substantial doubt about its ability to continue as a going concern:

● Raise additional capital through line of credit and/or loans financing for future mergers and acquisition.

● Implement additional restructuring and cost reductions.

● Raise additional capital through a private placement.

At July 1, 2019 and December 31, 2018, the Company had $10,739,705 and $355,104, respectively in cash and cash equivalents.

Note 17 - Going Concern

The Company has incurred significant losses over the last three years and has a significant accumulated deficit. These operating losses create an uncertainty about the Company’s ability to continue as a going concern for a period of twelve months from the date these unaudited condensed consolidated financial statements are issued. Management has evaluated whether the unaudited condensed consolidated financial statements should be presented as a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The unaudited condensed consolidated financial statements have been prepared on a going concern basis. In making this assessment, management conducted a comprehensive review of the Company’s affairs including, but not limited to:

•	The Company’s financial position at June 30, 2019 which includes $0.6 million of working capital;
•	Significant events and transactions the Company has entered into, including and through the date the unaudited condensed consolidated financial statements were available to be issued;
•	The loss from operations includes $4.2 million related to non-cash stock compensation;
•	Sales and profitability forecasts for the Company for the next financial year;
•	The continued support of the Company’s members and lenders; and
•	The repayment of the line of credit with proceeds from a new $6.2 million loan. To address the future additional funding requirements members have undertaken the following initiatives:
o	To continue to monitor the Company’s ongoing working capital requirements and minimum expenditure commitments; and
o	Continue their focus on maintaining an appropriate level of corporate overhead in line with the Company’s available cash resources.

Management is confident that it will be able to meet its minimum expenditure commitments and support its planned level of overhead expenditures. There can be no assurance however that the Company will be able to raise additional capital when needed, or at terms deemed acceptable, if at all. The accompanying unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.